Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Summary of loss before taxes
	December 31, 2014	December 31, 2013
Domestic	$3,646,424	$2,216,711
Foreign	403,289	227,780
	$4,049,713	$2,444,491

Company effective tax rate on U.S statutory rate
	Year Ended December 31,
	2014	2013
US statutory rate	$(1,417,399)	$(855,572)
Tax difference between foreign and U.S.	28,909	21,169
Change in Valuation Allowance	(1,388,490)	(834,403)
Tax Provision	$-	$-

Summary of deferred tax assets and valuation allowance

	December 31, 2014	December 31, 2013
Operating loss carry-forward	$4,800,000	$3,100,000
Deferred tax asset before Valuation allowance	4,800,000	3,100,000
Valuation allowance	(4,800,000)	(3,100,000)
Net deferred tax asset	$—	$—